CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Revenues					0
Accounts receivable	1,711,635		1,711,635		24,550,762
One Major Customer [Member]
Concentration Risk [Line Items]
Revenues	937,084	$ 6,576,232	937,084	$ 6,576,232	20,815,955	0
Accounts receivable	$ 1,711,635	$ 9,852,154	$ 1,711,635	$ 9,852,154	24,550,762
Two Major Vendors [Member]
Concentration Risk [Line Items]
Accounts payable					$ 36,320,298	$ 5,857,729
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			90.00%	100.00%	100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	100.00%	100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Major Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%		71.00%	69.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Four Major Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage					71.00%